Cover	Jun. 12, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2022
Entity File Number	001-38960
Entity Registrant Name	Skillsoft Corp.
Entity Central Index Key	0001774675
Entity Tax Identification Number	83-4388331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Innovative Way, Suite 201
Entity Address, City or Town	Nashua
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03062
City Area Code	(603)
Local Phone Number	324-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, $0.0001 par value per share
Trading Symbol	SKIL
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SKIL WS
Security Exchange Name	NYSE